Summary of deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current contract liabilities	$ 218	$ 2,949
Non-current contract liabilities	1,544	1,684
Contract liabilities	1,762	4,633
Novo nordisk health care [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities		2,914
Non-current contract liabilities
Contract liabilities		2,914
Pharmanovia [Member]
IfrsStatementLineItems [Line Items]
Current contract liabilities	209
Non-current contract liabilities	1,420
Contract liabilities	1,629
NK meditech limited [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities	9
Non-current contract liabilities	124	128
Contract liabilities	$ 133	128
Consilient healthcare limited [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities		35
Non-current contract liabilities		1,556
Contract liabilities		$ 1,591